Commitments and Contingencies (Details) - Schedule of components of lease expense - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Components Of Lease Expense Abstract
Operating lease cost	$ 148,446	$ 241,601	$ 202,804
Short term lease cost	5,568	154,108	14,041
Total net lease cost	$ 154,015	$ 395,709	$ 216,845